Pensions and post-retirement benefits - Analysis of scheme assets (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 34,713	£ 32,093	£ 29,722
% of total fair value of scheme assets	100.00%	100.00%
Equities | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Equities	£ 2,065	£ 2,510
% of total fair value of scheme assets	5.90%	7.80%
Private equities | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Equities	£ 2,233	£ 2,083
% of total fair value of scheme assets	6.40%	6.50%
Bonds Fixed Government [Member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 4,315	£ 3,874
% of total fair value of scheme assets	12.40%	12.10%
Bonds Index Linked Government [Member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 11,720	£ 11,036
% of total fair value of scheme assets	33.80%	34.40%
Bonds - Corporate and Other [Member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 9,117	£ 8,557
% of total fair value of scheme assets	26.30%	26.60%
Property [member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Property	£ 1,426	£ 1,644
% of total fair value of scheme assets	4.10%	5.10%
Derivatives [member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Derivatives	£ 1,812	£ 1,558
% of total fair value of scheme assets	5.20%	4.90%
Cash and liquid assets | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,894	£ 766
% of total fair value of scheme assets	5.50%	2.40%
Mixed investment funds | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 9	£ 0
% of total fair value of scheme assets	0.00%	0.00%
Other [member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Other	£ 122	£ 65
% of total fair value of scheme assets	0.40%	0.20%
Equities - Quoted [member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 23,014	£ 21,738
Equities - Quoted [member] | Equities | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Equities	567	942
Equities - Quoted [member] | Private equities | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Equities	0	0
Equities - Quoted [member] | Bonds Fixed Government [Member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Bonds	4,205	3,574
Equities - Quoted [member] | Bonds Index Linked Government [Member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Bonds	10,706	10,355
Equities - Quoted [member] | Bonds - Corporate and Other [Member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Bonds	7,439	6,260
Equities - Quoted [member] | Property [member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Property	10	11
Equities - Quoted [member] | Derivatives [member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Derivatives	0	0
Equities - Quoted [member] | Cash and liquid assets | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	64	596
Equities - Quoted [member] | Mixed investment funds | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Mixed investment funds	9	0
Equities - Quoted [member] | Other [member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Other	14	0
Equities non-quoted [member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	11,699	10,355
Equities non-quoted [member] | Equities | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Equities	1,498	1,568
Equities non-quoted [member] | Private equities | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Equities	2,233	2,083
Equities non-quoted [member] | Bonds Fixed Government [Member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Bonds	110	300
Equities non-quoted [member] | Bonds Index Linked Government [Member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Bonds	1,014	681
Equities non-quoted [member] | Bonds - Corporate and Other [Member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Bonds	1,678	2,297
Equities non-quoted [member] | Property [member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Property	1,416	1,633
Equities non-quoted [member] | Derivatives [member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Derivatives	1,812	1,558
Equities non-quoted [member] | Cash and liquid assets | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	1,830	170
Equities non-quoted [member] | Mixed investment funds | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Equities non-quoted [member] | Other [member] | Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of fair value of plan assets [line items]
Other	108	65
United Kingdom Retirement Fund (UKRF) [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	33,915	£ 31,362
% of total fair value of scheme assets		100.00%
United Kingdom Retirement Fund (UKRF) [member] | Fair value of plan assets [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	33,915	£ 31,362	£ 29,036
United Kingdom Retirement Fund (UKRF) [member] | Equities | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Equities	1,876	£ 2,336
% of total fair value of scheme assets		7.40%
United Kingdom Retirement Fund (UKRF) [member] | Private equities | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Equities	2,233	£ 2,083
% of total fair value of scheme assets		6.60%
United Kingdom Retirement Fund (UKRF) [member] | Bonds Fixed Government [Member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	4,042	£ 3,602
% of total fair value of scheme assets		11.50%
United Kingdom Retirement Fund (UKRF) [member] | Bonds Index Linked Government [Member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	11,711	£ 11,027
% of total fair value of scheme assets		35.20%
United Kingdom Retirement Fund (UKRF) [member] | Bonds - Corporate and Other [Member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	8,892	£ 8,364
% of total fair value of scheme assets		26.70%
United Kingdom Retirement Fund (UKRF) [member] | Property [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Property	1,416	£ 1,633
% of total fair value of scheme assets		5.20%
United Kingdom Retirement Fund (UKRF) [member] | Derivatives [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Derivatives	1,812	£ 1,558
% of total fair value of scheme assets		5.00%
United Kingdom Retirement Fund (UKRF) [member] | Cash and liquid assets | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	1,876	£ 745
% of total fair value of scheme assets		2.40%
United Kingdom Retirement Fund (UKRF) [member] | Mixed investment funds | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	£ 0
% of total fair value of scheme assets		0.00%
United Kingdom Retirement Fund (UKRF) [member] | Other [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Other	57	£ 14
% of total fair value of scheme assets		0.00%
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	22,267	£ 21,061
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Equities | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Equities	378	768
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Private equities | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Equities	0	0
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Bonds Fixed Government [Member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	3,932	3,303
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Bonds Index Linked Government [Member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	10,697	10,345
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Bonds - Corporate and Other [Member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	7,214	6,069
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Property [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Property	0	0
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Derivatives [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Derivatives	0	0
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Cash and liquid assets | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	46	576
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Mixed investment funds | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
United Kingdom Retirement Fund (UKRF) [member] | Equities - Quoted [member] | Other [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Other	0	0
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 11,648	10,301
% of total fair value of scheme assets	100.00%
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Equities | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Equities	£ 1,498	1,568
% of total fair value of scheme assets	5.50%
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Private equities | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Equities	£ 2,233	2,083
% of total fair value of scheme assets	6.60%
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Bonds Fixed Government [Member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 110	299
% of total fair value of scheme assets	11.90%
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Bonds Index Linked Government [Member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 1,014	682
% of total fair value of scheme assets	34.60%
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Bonds - Corporate and Other [Member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Bonds	£ 1,678	2,295
% of total fair value of scheme assets	26.20%
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Property [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Property	£ 1,416	1,633
% of total fair value of scheme assets	4.20%
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Derivatives [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Derivatives	£ 1,812	1,558
% of total fair value of scheme assets	5.30%
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Cash and liquid assets | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,830	169
% of total fair value of scheme assets	5.50%
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Mixed investment funds | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 0	0
% of total fair value of scheme assets	0.00%
United Kingdom Retirement Fund (UKRF) [member] | Equities non-quoted [member] | Other [member] | Country of domicile [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Other	£ 57	£ 14
% of total fair value of scheme assets	0.20%